COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings. While the outcome of these claims cannot be predicted with certainty, management does not believe the outcome of any current legal proceedings will have a material adverse impact on the Company’s condensed consolidated financial statements.

Commitments

The Company has entered into legally binding agreements with certain suppliers to purchase materials used in the manufacturing of the Company’s products. As of March 31, 2021, the Company had outstanding purchase orders with contract manufacturers in the amount of $14.2 million.

The Company has also entered into licensing and royalty agreements with certain manufacturing and software companies related to the use of patented technology. Under the terms of each agreement, the Company made initial, one-time payments of up to $0.3 million and is obligated to pay a set percentage, ranging from 2.75% - 13%, of all consideration received by the Company for sales of related products and services, until the agreements are terminated. The Company’s minimum annual commitment under this contract is $0.5 million.

15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.

The Company was engaged in arbitration with Markforged, Inc., a competitor in the 3D printing industry, regarding claims against the Company alleging false and misleading statements about Markforged, Inc’s products in violation of a settlement agreement that the Company entered into with Markforged, Inc. to settle a prior dispute regarding patent infringement and trade secret misappropriation. The hearing was held in December 2020 and the arbitrator has ruled that that the Company does not owe Markforged any damages in association with the claim.

Manufacturing Commitments

As of December 31, 2020, the Company had outstanding purchase orders with contract manufacturers in the amount of $9.5 million.